Members' Equity	12 Months Ended
Dec. 31, 2012
MEMBERS' (DEFICIT)
Members' Equity	NOTE – 8 MEMBERS’ EQUITY During the years ended December 31, 2012 and 2011, member units were sold for $4,070 and $30,000, respectively, in cash.